Inventory (Tables)	6 Months Ended
Jun. 30, 2015
Inventory [Abstract]
Schedule Of Inventory

	June 30, 2015	December 31, 2014
Finished goods	$2,741	$2,096
Raw materials	734	507
	$3,475	$2,603